Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The following is a reconciliation of income taxes at the statutory rate of 35% to the provision for income taxes as shown in the Statement of Earnings (dollars in millions):

	2015		2014		2013
	Amount	% of EBT	Amount	% of EBT	Amount	% of EBT
Earnings before income taxes (“EBT”)	$319		$352		$391

Income taxes at statutory rate	$112	35%	$123	35%	$137	35%
Effect of permanent items	(4)	(1%)	(3)	(1%)	(1)	—%
Provision for income taxes as shown in the Statement of Earnings	$108	34%	$120	34%	$136	35%

GALIC’s 2012 — 2015 tax years remain subject to examination by the IRS.

GALIC did not have any earnings or losses subject to tax in a foreign jurisdiction for the years ended December 31, 2015, 2014 and 2013.

The total income tax provision (credit) consists of (in millions):

	2015	2014	2013
Current taxes:
Federal	$133	$170	$193
State	2	4	2
Deferred taxes:
Federal	(27)	(54)	(59)
Provision for income taxes	$108	$120	$136

Deferred income tax assets and liabilities reflect temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in the GALIC’s Balance Sheet at December 31 were as follows (in millions):

	2015			2014
	Excluding Unrealized Gains	Impact of Unrealized Gains	Total	Excluding Unrealized Gains	Impact of Unrealized Gains	Total
Deferred tax assets:
Insurance claims and reserves	$404	$22	$426	$357	$39	$396
Other, net	22	(4)	18	25	(11)	14
Total deferred tax assets	426	18	444	382	28	410
Deferred tax liabilities:
Investment securities	(6)	(203)	(209)	(23)	(464)	(487)
Deferred policy acquisition costs	(348)	82	(266)	(313)	184	(129)
Total deferred tax liabilities	(354)	(121)	(475)	(336)	(280)	(616)
Net deferred tax assets (liabilities)	$72	$(103)	$(31)	$46	$(252)	$(206)

The likelihood of realizing deferred tax assets is reviewed periodically. There was no valuation allowance against deferred tax assets as of December 31, 2015 and 2014.

In July 2014, AFG finalized a settlement with the IRS related to tax years 2008 and 2009. As a result, GALIC’s uncertain tax positions were effectively settled, allowing GALIC to reduce its liability for uncertain tax positions by $13 million in the third quarter of 2014. Although GALIC paid $9 million under this settlement, the reduction in this liability resulted in offsetting increases to GALIC’s deferred tax liability and did not impact GALIC’s effective tax rate. The following is a progression of GALIC’s uncertain tax positions, excluding interest and penalties, which all relate to the uncertainty as to the timing of tax return inclusion of investment income of certain debt securities (in millions):

	2015	2014	2013
Balance at January 1	$—	$13	$12
Reductions for tax positions of prior years	—	(4)	—
Additions for tax positions of current year	—	—	1
Settlements	—	(9)	—
Balance at December 31	$—	$—	$13

GALIC’s provision for income taxes included a benefit of $1 million in 2014 and an expense of less than $1 million in 2013 of interest (net of federal benefit or expense). GALIC’s liability for interest related to unrecognized tax benefits was $1 million at December 31, 2013 (net of federal benefit); no penalties were accrued at that date.

Cash payments for income taxes, net of refunds, were $100 million, $227 million and $135 million for 2015, 2014 and 2013, respectively.